Authorised and issued share capital - Summary of Authorized and Issued Share Capital (Details) £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£) shares	Dec. 31, 2021 GBP (£) shares	Dec. 31, 2020 GBP (£) shares	Dec. 31, 2019 GBP (£) shares
Disclosure of classes of share capital [line items]
Issued and fully paid capital, Beginning balance	£ 122.4
Share cancellations	(807.4)	£ (729.3)	£ (281.2)
Issued and fully paid capital, Ending balance	£ 114.1	£ 122.4
Ordinary shares
Disclosure of classes of share capital [line items]
Equity ordinary shares, authorised (in shares) | shares	1,750,000,000	1,750,000,000	1,750,000,000	1,750,000,000
Nominal value of Authorised shares	£ 175.0	£ 175.0	£ 175.0	£ 175.0
Number of shares issued and fully paid, Beginning balance (in shares) | shares	1,224,459,550	1,296,080,242	1,328,167,813
Exercise of share options (in shares) | shares	125,700	534,800	1,000
Exercise of share options	£ 0.0	£ 0.0	£ 0.0
Share cancellations (in shares) | shares	(83,157,954)	(72,155,492)	(32,088,571)
Number of shares issued and fully paid, Ending balance (in shares) | shares	1,141,427,296	1,224,459,550	1,296,080,242
Issued and fully paid capital, Beginning balance	£ 122.4	£ 129.6	£ 132.8
Share cancellations	(8.3)	(7.2)	(3.2)
Issued and fully paid capital, Ending balance	£ 114.1	£ 122.4	£ 129.6